Right of Use Asset and Operating Lease Liability - Schedule of future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
2025	$ 0	$ 2,680
2026	2,900	2,576
2027	2,014	1,900
2028	981	1,005
2029	251	245
Total undiscounted lease liabilities	6,146	8,406
Interest on lease liabilities	(406)	(768)
Total present value of minimum lease payments	5,740	7,638
Lease liability – current portion	2,645	2,304
Lease liability	$ 3,095	$ 5,334